FAIR VALUE DISCLOSURES, Assets At Fair Value On A Recurring and Non Recurring Basis (Details) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)		Mar. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Rabbi Trust investments		$ 2,300		$ 2,300
Assets held for sale		32,401		$ 32,401	$ 5,350
Impairment of inventories		0	$ 0		(9,276)		$ (5,717)
Impairment charges on assets held for sale		0	0		(8,149)		(15,853)
Impairment of aircraft and equipment		0	(42,022)		(104,939)	[1]	0
Impairments of other intangible assets		$ 0	0		(3,005)		$ 0
Multiple of invested capital				2.1
IRR if liquidity event is prior to 3 years				0.14
IRR if liquidity event is in fifth year or more				0.17
Term of exit				3 years
Weighted percentage of three-year exit scenario				0.1
Weighted percentage of nearer term exit scenario				0.9
Paid-in-kind dividend				10.00%
Risk Free Interest Rate
Fair Value Disclosures [Abstract]
Measurement input		0.0161		0.0161
Volatility
Fair Value Disclosures [Abstract]
Measurement input		0.45		0.45
Significant Unobservable Inputs (Level 3) | Derivative financial instruments
Preferred Stock Embedded Derivative Level 3 Fair Value Measurements [Roll Forward]
Opening balance		$ 470,322
Change in fair value		(184,140)
Closing balance		286,182	$ 470,322	$ 286,182
Fair Value, Measurements, Recurring
Fair Value Disclosures [Abstract]
Derivative financial instruments		2,747		2,747	2,747
Rabbi Trust investments		2,327		2,327	2,327
Total assets		5,074		5,074	5,074
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Disclosures [Abstract]
Derivative financial instruments		0		0	0
Rabbi Trust investments		2,327		2,327	2,327
Total assets		2,327		2,327	2,327
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Disclosures [Abstract]
Derivative financial instruments		2,747		2,747	2,747
Rabbi Trust investments		0		0	0
Total assets		2,747		2,747	2,747
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Disclosures [Abstract]
Derivative financial instruments		0		0	0
Rabbi Trust investments		0		0	0
Total assets		$ 0		$ 0	0
Fair Value, Measurement, Nonrecurring
Fair Value Disclosures [Abstract]
Inventories	[2]				7,697
Assets held for sale	[3]				5,350
Aircraft and equipment	[2]				136,338
Other intangible assets	[2]				0
Total assets					149,385
Impairment of inventories	[2]				9,276
Impairment charges on assets held for sale	[3]				8,149
Impairment of aircraft and equipment	[2]				104,939
Impairments of other intangible assets	[2]				3,005
Total loss on sale of assets and asset impairment charges					125,369
Fair Value, Measurement, Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Disclosures [Abstract]
Inventories	[2]				0
Assets held for sale	[3]				0
Aircraft and equipment	[2]				0
Other intangible assets	[2]				0
Total assets					0
Fair Value, Measurement, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Disclosures [Abstract]
Inventories	[2]				0
Assets held for sale	[3]				0
Aircraft and equipment	[2]				0
Other intangible assets	[2]				0
Total assets					0
Fair Value, Measurement, Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair Value Disclosures [Abstract]
Inventories	[2]				7,697
Assets held for sale	[3]				5,350
Aircraft and equipment	[2]				136,338
Other intangible assets	[2]				0
Total assets					$ 149,385

[1]	Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).
[2]	Fair value as of September 30, 2018.
[3]	Fair value as of March 31, 2019.